FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Currency Risk Fluctuations (Details) - Currency risk [member] € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 CAD ($)
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 662			$ 827
Foreign currency rate	1.2496	1.2496	1.2496	1.2496
Impact of 10% change in foreign currency rate				$ 83
United States of America, Dollars | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 740
United States of America, Dollars | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ (78)
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities		£ 456		$ 749
Foreign currency rate	1.6417	1.6417	1.6417	1.6417
Impact of 10% change in foreign currency rate				$ 75
United Kingdom, Pounds | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ 485
United Kingdom, Pounds | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ (29)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities			€ 386	$ 535
Foreign currency rate	1.3853	1.3853	1.3853	1.3853
Impact of 10% change in foreign currency rate				$ 54
Euro Member Countries, Euro | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 386
Euro Member Countries, Euro | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 0